Submission	Nov. 03, 2026
Submission [Line Items]
Central Index Key	0001609212
Registrant Name	AMG Pantheon Master Fund, LLC
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES